Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2015	2016	2017	2018	2019
Techfaith China	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai	15.0%	15.0%	15.0%	15.0%	15.0%
One Net	15.0%	25.0%	25.0%	25.0%	25.0%

Current and Deferred Income (Loss) Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2015	2016	2017
Current tax	$1,024	$—	$—
Deferred tax	(28)	—	—

	$996	$—	$—

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2016	2017
Deferred tax assets:
Accrued expenses	$862	$404
Product warranty provision	8	—
Allowance for doubtful accounts	434	1,247
Inventory provision	1,921	968
Depreciation and amortization	2,811	2,761
Impairment charge for intangible assets	—	427
Net operating loss carry forwards	5,058	5,398
Less: Valuation allowance	(11,094)	(11,025)

Net deferred tax assets	$—	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2015	2016	2017
Income (Loss) before income tax-continuing operations	$(12,697)	$9,778	$(14,055)
Income before income tax-discontinuing operations	596	381	3,837
Tax provision at PRC enterprise income tax rate of 25%	(3,025)	2,540	(2,554)
Expenses not deductible for tax purposes and others	2,338	77	313
Preferential tax rates granted to PRC entities	333	(1,422)	537
Effect of the different income tax rates in other jurisdictions	1,011	(1,971)	1,456
Changes in valuation allowances	335	774	111
Expired operating loss carry forwards	4	2	137

	$996	$—	$—